The Bear Stearns Funds
                               International Equity Portfolio
                                  Class A, B and C Shares
                               Prospectus dated July 28, 2000

                                   Prospectus Supplement
                                     Dated May 25, 2001

The section entitled "Fees and Expenses" on page 37 is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Portfolio.

  Shareholder Fees (paid directly from your            Class A  Class B  Class C
  investment)*
--------------------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases      5.50%     None     None
  (as a percentage of offering price)
--------------------------------------------------------------------------------
  Maximum deferred sales charge (load) (as a            None**   5.00%(1) 1.00%
  percentage of the lower of purchase or sale price)
--------------------------------------------------------------------------------
  Sales charge imposed on reinvested dividends           None     None     None
--------------------------------------------------------------------------------
  Redemption fees***                                    1.00%    1.00%    1.00%
  (as a percentage of total redemption proceeds)
--------------------------------------------------------------------------------
  Exchange fees                                          None     None     None
--------------------------------------------------------------------------------
  Annual Portfolio Operating Expenses
  (expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
  Management Fees                                       1.00%    1.00%    1.00%
--------------------------------------------------------------------------------
  Distribution (12b-1) Fees                             0.25%    0.75%    0.75%
--------------------------------------------------------------------------------
  Other Expenses (includes a 0.25% shareholder          1.62%    1.62%    1.62%
  servicing fee)
--------------------------------------------------------------------------------
  Total Annual Portfolio Operating Expenses             2.87%    3.37%    3.37%
--------------------------------------------------------------------------------
  Fee Waiver and Expense Reimbursement                 (1.12)%  (1.12)%  (1.12)%
--------------------------------------------------------------------------------
  Net Expenses(2)                                       1.75%    2.25%    2.25%
--------------------------------------------------------------------------------


* A broker or agent may charge additional fees on the purchase, sale or exchange of Portfolio shares.

** You will pay a CDSC of 1% of the lesser of purchase or sale price of your Class A shares if you sell them up to one year after the date of purchase if you purchased them at net asset value because you purchased $1 million or more of Class A shares.

*** The redemption fee will apply to shares you purchase on or after June 1, 2001 and hold for 60 days or less. See the section entitled "Additional Information About Redemptions" for more information on when this fee will apply. Also, there is a transaction fee of $7.50 for wiring redemption proceeds.

(1) The Class B deferred sales charge declines over time. See "How the Trust Calculates Sales Charges -- Class B Shares."

(2) The Adviser has agreed to waive a portion of its fee and reimburse certain expenses until at least July 31, 2002, so that the International Equity Portfolio's net expenses do not exceed the amounts indicated above.

                                                                   BSF-S-001-001

Under the section entitled "Additional Information About Redemptions", the following paragraph is inserted after the paragraph entitled "Automatic redemption; redemption in kind." on page 57:

o Redemption Fees. Effective June 1, 2001, the International Equity Portfolio will impose a redemption fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares 60 days or less after you purchase them. The redemption fee is paid directly to the International Equity Portfolio, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that you have held the longest will be redeemed first. The redemption fee will only apply to shares you purchase on or after June 1, 2001. The redemption fee may not apply in certain circumstances, such as redemptions on certain omnibus accounts, including 401(k) plans, and in the event of shareholder death or disability. Please see the SAI for details.

                                                                   BSF-S-001-001

                             The Bear Stearns Funds
                         International Equity Portfolio
                                 Class Y Shares
                         Prospectus dated July 28, 2000

                              Prospectus Supplement
                               Dated May 25, 2001

The section entitled "Fees and Expenses" on page 27 is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Portfolio.


 Shareholder Fees (paid directly from your            Class Y
  investment)*
----------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases       None
  (as a percentage of offering price)
----------------------------------------------------------------
  Maximum deferred sales charge (load) (as a             None
  percentage of the lower of purchase or sale price)
----------------------------------------------------------------
  Sales charge imposed on reinvested dividends           None
----------------------------------------------------------------
  Redemption fees**                                     1.00%
  (as a percentage of total redemption proceeds)
----------------------------------------------------------------
  Exchange fees                                          None
----------------------------------------------------------------
  Annual Portfolio Operating Expenses
  (expenses that are deducted from Portfolio assets)
----------------------------------------------------------------
  Management Fees                                       1.00%
----------------------------------------------------------------
  Distribution (12b-1) Fees                             0.00%
----------------------------------------------------------------
  Other Expenses                                        1.37%
----------------------------------------------------------------
  Total Annual Portfolio Operating Expenses             2.37%
----------------------------------------------------------------
  Fee Waiver and Expense Reimbursement                 (1.12)%
----------------------------------------------------------------
  Net Expenses(1)                                       1.25%
----------------------------------------------------------------

* A broker or agent may charge additional fees on the purchase, sale or exchange of Portfolio shares.

** The redemption fee will apply to shares you purchase on or after June 1, 2001 and hold for 60 days or less. See the section entitled "Additional Information About Redemptions" for more information on when this fee will apply. Also, there is a transaction fee of $7.50 for wiring redemption proceeds.

(1) The Adviser has agreed to waive a portion of its fee and reimburse certain expenses until at least July 31, 2002, so that the International Equity Portfolio's net expenses do not exceed the amounts indicated above.

Under the section entitled "Additional Information About Redemptions", the following paragraph is inserted after the paragraph entitled "Automatic redemption; redemption in kind." on page 40:


                                                                   BSF-S-002-001

o Redemption Fees. Effective June 1, 2001, the International Equity Portfolio will impose a redemption fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares 60 days or less after you purchase them. The redemption fee is paid directly to the International Equity Portfolio, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that you have held the longest will be redeemed first. The redemption fee will only apply to shares you purchase on or after June 1, 2001. The redemption fee may not apply in certain circumstances, such as redemptions on certain omnibus accounts, including 401(k) plans, and in the event of shareholder death or disability. Please see the SAI for details.


                                                                   BSF-S-002-001

                             The Bear Stearns Funds
                         Emerging Markets Debt Portfolio
                             Class A, B and C Shares
                         Prospectus dated July 28, 2000

                              Prospectus Supplement
                               Dated May 25, 2001

The section entitled "Fees and Expenses" on page 17 is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the EMD Portfolio.

  Shareholder Fees (paid directly from your            Class A  Class B  Class C
  investment)*
--------------------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases      4.50%     None     None
  (as a percentage of offering price)
--------------------------------------------------------------------------------
  Maximum deferred sales charge (load) (as a            None**   5.00%(1) 1.00%
  percentage of the lower of purchase or sale price)
--------------------------------------------------------------------------------
  Sales charge imposed on reinvested dividends           None     None     None
--------------------------------------------------------------------------------
  Redemption fees***                                    1.00%    1.00%    1.00%
  (as a percentage of total redemption proceeds)
--------------------------------------------------------------------------------
  Exchange fees                                          None     None     None
--------------------------------------------------------------------------------
  Annual Portfolio Operating Expenses
  (expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
  Management Fees(2)                                    1.00%    1.00%    1.00%
--------------------------------------------------------------------------------
  Distribution (12b-1) Fees                             0.10%    0.75%    0.75%
--------------------------------------------------------------------------------
  Other Expenses (includes a 0.25% shareholder          1.76%    1.67%    1.67%
  servicing fee)
--------------------------------------------------------------------------------
  Total Annual Portfolio Operating Expenses             2.86%    3.42%    3.42%
--------------------------------------------------------------------------------
  Fee Waiver and Expense Reimbursement                 (1.11)%  (1.02)%  (1.02)%
--------------------------------------------------------------------------------
  Net Expenses(3)                                       1.75%    2.40%    2.40%
--------------------------------------------------------------------------------

* A broker or agent may charge additional fees on the purchase, sale or exchange of Portfolio shares.

** You will pay a CDSC of 1% of the lesser of purchase or sale price of your Class A shares if you sell them up to one year after the date of purchase if you purchased them at net asset value because you purchased $1 million or more of Class A shares.

*** The redemption fee will apply to shares you purchase on or after June 1, 2001 and hold for 60 days or less. See the section entitled "Additional Information About Redemptions" for more information on when this fee will apply. Also, there is a transaction fee of $7.50 for wiring redemption proceeds.

(1) The Class B deferred sales charge declines over time. See "How the Trust Calculates Sales Charges -- Class B Shares."

                                                                   BSF-S-003-001

(2) Management fees are based on the EMD Portfolio's average daily net assets at an annual rate of 1.00 % charged on assets up to $50 million, 0.85% charged on assets between $50 million and $100 million and 0.55% charged on assets above $100 million.

(3) The Adviser has agreed to waive a portion of its fee and reimburse certain expenses until at least July 31, 2002, so that the EMD Portfolio's net expenses do not exceed the amounts indicated above.

Under the section entitled "Additional Information About Redemptions", the following paragraph is inserted after the paragraph entitled "Automatic redemption; redemption in kind." on page 33:

o Redemption Fees. Effective June 1, 2001, the EMD Portfolio will impose a redemption fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares 60 days or less after you purchase them. The redemption fee is paid directly to the EMD Portfolio, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that you have held the longest will be redeemed first. The redemption fee will only apply to shares you purchase on or after June 1, 2001. The redemption fee may not apply in certain circumstances, such as redemptions on certain omnibus accounts, including 401(k) plans, and in the event of shareholder death or disability. Please see the SAI for details.

                                                                   BSF-S-003-001

                             The Bear Stearns Funds
                         Emerging Markets Debt Portfolio
                                 Class Y Shares
                         Prospectus dated July 28, 2000

                              Prospectus Supplement
                               Dated May 25, 2001

The section entitled "Fees and Expenses" on page 14 is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the EMD Portfolio.

  Shareholder Fees (paid directly from your            Class Y
  investment)*
----------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases       None
  (as a percentage of offering price)
----------------------------------------------------------------
  Maximum deferred sales charge (load) (as a             None
  percentage of the lower of purchase or sale price)
----------------------------------------------------------------
  Sales charge imposed on reinvested dividends           None
----------------------------------------------------------------
  Redemption fees**                                     1.00%
  (as a percentage of total redemption proceeds)
----------------------------------------------------------------
  Exchange fees                                          None
----------------------------------------------------------------
  Annual Portfolio Operating Expenses
  (expenses that are deducted from Portfolio assets)
----------------------------------------------------------------
  Management Fees(1)                                    1.00%
----------------------------------------------------------------
  Distribution (12b-1) Fees                             0.00%
----------------------------------------------------------------
  Other Expenses                                        1.51%
----------------------------------------------------------------
  Total Annual Portfolio Operating Expenses             2.51%
----------------------------------------------------------------
  Fee Waiver and Expense Reimbursement                 (1.11)%
----------------------------------------------------------------
  Net Expenses(2)                                       1.40%
----------------------------------------------------------------

* A broker or agent may charge additional fees on the purchase, sale or exchange of Portfolio shares.

** The redemption fee will apply to shares you purchase on or after June 1, 2001 and hold for 60 days or less. See the section entitled "Additional Information About Redemptions" for more information on when this fee will apply. Also, there is a transaction fee of $7.50 for wiring redemption proceeds.

(1) Management fees are based on the EMD Portfolio's average daily net assets at an annual rate of 1.00% charged on assets up to $50 million, 0.85% charged on assets between $50 million and $100 million and 0.55% charged on assets above $100 million.

(2) The Adviser has agreed to waive a portion of its fee and reimburse certain expenses until at least July 31, 2002, so that the EMD Portfolio's net expenses do not exceed the amounts indicated above.

                                                                   BSF-S-004-001

Under the section entitled "Additional Information About Redemptions", the following paragraph is inserted after the paragraph entitled "Automatic redemption; redemption in kind." on page 24:

o Redemption Fees. Effective June 1, 2001, the EMD Portfolio will impose a redemption fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares 60 days or less after you purchase them. The redemption fee is paid directly to the EMD Portfolio, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that you have held the longest will be redeemed first. The redemption fee will only apply to shares you purchase on or after June 1, 2001. The redemption fee may not apply in certain circumstances, such as redemptions on certain omnibus accounts, including 401(k) plans, and in the event of shareholder death or disability. Please see the SAI for details.

                                                                   BSF-S-004-001

                             The Bear Stearns Funds
                       Statement of Additional Information
               Dated July 28, 2000 as revised on December 22, 2000
                          Supplement dated May 25, 2001


After the section entitled "Purchase Order Delays" on page 61, insert the following:

            Redemption Fee.

            Effective June 1, 2001, the International Equity Portfolio and the EMD Portfolio each will impose a redemption fee of 1.00% of the total market value of shares redeemed 60 days or less after you purchase them. The redemption fee, which is paid directly to each Portfolio, is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that you have held the longest will be redeemed first. The redemption fee will only apply to shares purchased on or after June 1, 2001. The redemption fee may not apply in cases of shareholder death or disability, or other circumstances in which the Portfolio would waive a Class A contingent deferred sales charge as discussed in greater detail in this SAI.

After the section entitled "Redemption Commitment" on page 63, insert the following:

            Waivers. The International Equity Portfolio and the EMD Portfolio will waive any redemption fee under the following circumstances: (1) the death or disability of a shareholder; (2) redemption by employees participating in eligible benefit plans, including separation of service, and (3) mandatory distribution under a tax-deferred retirement plan. These waivers may be changed at any time.

            Suspension of Redemption. The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency, as determined by the SEC, exists making disposition of a Portfolio's securities or the valuation of the net assets of a Portfolio not reasonably practicable.